Short-Term Promissory Notes and Unsecured Loans (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Short-term promissory notes		$ 253,000
Unsecured loans	$ 283,000